CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income	$ 612,335	$ 505,304	$ 153,185
Other comprehensive income, net of tax
Currency translation adjustment	26,221	(89,530)	(60,617)
Actuarial gain on defined benefit pension plan	244	12,657	4,266
Amortization of cash flow hedge	0	0	113
Gain/(loss) on cash flow hedge	1,567	(3,728)	778
Total comprehensive income	$ 640,367	$ 424,703	$ 97,725